Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Summary of Earnings Per Share

	Consolidated
	June 30, 2025 A$	June 30, 2024 A$	June 30, 2023 A$
Loss after income tax attributable to the owners of Immutep Limited	(61,434,165)	(42,716,625)	(39,896,348)

	Number	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share (EPS)	1,455,818,442	1,201,061,930	892,399,810
Weighted average number of ordinary shares used in calculating diluted earnings per share (EPS)	1,455,818,442	1,201,061,930	892,399,810

	Cents	Cents	Cents
Basic earnings per share	(4.22)	(3.56)	(4.47)
Diluted earnings per share	(4.22)	(3.56)	(4.47)

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table summarizes the convertible notes, performance rights, listed options and unlisted options that were not included in the calculation of weighted average number of ordinary shares because they are anti-dilutive for the periods presented.

	Consolidated
	June 30, 2025 Number	June 30, 2024 Number	June 30, 2023 Number
Unlisted options*	847,600	847,600	847,600
Convertible notes	7,432,958	7,261,072	6,646,432

Non-executive director performance rights	1,211,112	2,161,392	1,937,065
Performance rights	16,237,064	13,870,535	12,130,033

**	This is related to warrant associated with convertible notes, please refer to note 17 for more details.